OTHER LONG TERM LIABILITIES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
OTHER LONG TERM LIABILITIES [Abstract]
Number of offshore supply vessels acquired	6
Seller's credit received	$ 37.0
Unamortized seller's credits	24.3	27.4
Unamortized fair value of the financial guarantee	$ 0.6	$ 0